SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Data [Abstract]
Schedule of Financial Expenses and Others, Net

a.Financial expenses and others, net:

	Year ended December 31,
	2019	2020	2021

Financial income:
Interest on deposits	$111	$79	$160
Foreign currency translation differences and derivatives	190	1,330	571
Others	-	807	-

	301	2,216	731
Financial expenses:
Bank charges and interest on loans	(3,787)	(4,130)	(4,650)
Foreign currency translation differences and derivatives	(2,627)	(3,716)	(4,449)
Others	(408)	(293)	(257)

	(6,822)	(8,139)	(9,356)

	$(6,521)	$(5,923)	$(8,625)

Schedule of Net income per share

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2019	2020	2021
Numerator:
Numerator for basic and diluted net loss per share - loss available to shareholders of Ordinary shares	$(2,344)	$(17,092)	$(14,828)

Denominator:
Denominator for basic and diluted net loss per share - adjusted weighted average number of Ordinary shares	80,296,581	81,149,687	83,414,831